Intangible assets (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		$ 111,560	$ 67,139
Additions		49,788	35,786
Incorporation as result of business combination (Note 15)		74,486	26,375
Transfers to trading properties (Note 11)		(8,837)	(12,857)
Amortization charges	[1]	(13,946)	(4,883)
Net book amount as of end		213,051	111,560
Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		137,148	87,844
Net book amount as of end		252,585	137,148
Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		(25,588)	(20,705)
Net book amount as of end		(39,534)	(25,588)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		26,375
Additions
Incorporation as result of business combination (Note 15)		74,486	26,375
Transfers to trading properties (Note 11)
Amortization charges	[1]
Net book amount as of end		100,861	26,375
Goodwill [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		26,375
Net book amount as of end		100,861	26,375
Goodwill [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning
Net book amount as of end
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		33,110	1,731
Additions		41,915	33,650
Incorporation as result of business combination (Note 15)
Transfers to trading properties (Note 11)
Amortization charges	[1]	(10,422)	(2,271)
Net book amount as of end		64,603	33,110
Software [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		50,479	16,829
Net book amount as of end		92,394	50,479
Software [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		(17,369)	(15,098)
Net book amount as of end		(27,791)	(17,369)
Rights Of Use [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[2]	19,040	19,459
Additions	[2]
Incorporation as result of business combination (Note 15)	[2]
Transfers to trading properties (Note 11)	[2]
Amortization charges	[1],[2]	(1,333)	(419)
Net book amount as of end	[2]	17,707	19,040
Rights Of Use [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[2]	20,873	20,873
Net book amount as of end	[2]	20,873	20,873
Rights Of Use [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[2]	(1,833)	(1,414)
Net book amount as of end	[2]	(3,166)	(1,833)
Rights To Receive Units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[3]	27,560	38,281
Additions	[3]	7,873	2,136
Incorporation as result of business combination (Note 15)	[3]
Transfers to trading properties (Note 11)	[3]	(8,837)	(12,857)
Amortization charges	[1],[3]
Net book amount as of end	[3]	26,596	27,560
Rights To Receive Units [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[3]	27,560	38,281
Net book amount as of end	[3]	26,596	27,560
Rights To Receive Units [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning	[3]
Net book amount as of end	[3]
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		5,475	7,668
Additions
Incorporation as result of business combination (Note 15)
Transfers to trading properties (Note 11)
Amortization charges	[1]	(2,191)	(2,193)
Net book amount as of end		3,284	5,475
Others [Member] | Costs - Capitalized Finance Leases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		11,861	11,861
Additions
Net book amount as of end		11,861	11,861
Others [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book amount as of beginning		(6,386)	(4,193)
Additions
Net book amount as of end		$ (8,577)	$ (6,386)

[1]	As of June 30, 2018 and 2017, depreciation charges were charged to "Costs" in the amount of Ps. 5,643 and Ps. 2,094, respectively, to "General and administrative expenses" in the amount of Ps. 8,174 and Ps. 2,700, respectively and to "Selling expenses" in the amount of Ps. 129 and Ps. 89, respectively, in the Statements of Comprehensive Income (Note 25). There are no impairment charges for any of the reported years.
[2]	Corresponds to Distrito Arcos.
[3]	Corresponds to in-kind receivables representing the right to receive residential apartments in the future under barter transactions (Note 32).